Derivative Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, loss (recovery) on derivative	$ (1)	$ 5
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	$ 462
Value-at-risk methodology assumed holding period for instruments (in days)	1 day
Value-at-risk methodology confidence level percentage (percent)	99.00%
Additional collateral the Company would have to post for existing collateral arrangements, if the company's debt rating had fallen below investment grade	$ 243
Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	7,800
Hedged financial instruments, notional amount of derivative	7,918	7,045
Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	17,900
Hedged financial instruments, notional amount of derivative	$ 17,850	$ 16,100
Interest Rate Swap | Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	$ 7,900
Interest Rate Swap | Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, minimum (in years) of hedged instruments	5 years
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	$ 17,900
Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	572,000
Notional amount of derivatives that will mature between one and five years	7,000
Notional amount of derivatives that will mature after 5 years	4,000
Interest rate contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	273,000
Notional amount of derivatives that will mature between one and five years	142,000
Notional amount of derivatives that will mature after 5 years	$ 130,000
Cash flow hedges | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	9 months
Hedged financial instruments, notional amount of derivative	$ 274
Pretax loss recorded in accumulated other comprehensive income	$ 1
Hedging derivatives, maturities, maximum (less than) (in months or in years)	9 months
Net Investment Hedging | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 6,600
Hedging derivatives, maturities, maximum (less than) (in months or in years)	2 years